LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Equity method investment
Equity investments without readily determinable fair value, carrying amount	¥ 156,859	¥ 169,171		$ 22,742
Cash consideration		354,018	¥ 26,896
Net realized gains on equity securities sold	148,333	247,145	5,658
Cainiao
Equity method investment
Equity investments without readily determinable fair value, carrying amount	¥ 71,667
Cash consideration		220,000
Percent of share of equity investment without readily determinable fair value	1.00%
Significant unobservable inputs (Level 3)
Equity method investment
Investments remeasured		86,977
Shanghai Fast Storehouse Intelligent Technology Co., Ltd
Equity method investment
Equity investments without readily determinable fair value, carrying amount		100,149	27,937
Cash consideration		347,294	33,595
Net realized gains on equity securities sold		¥ 247,145	¥ 5,658